Business combination - Pro forma information of the acquisition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business combination
Pro forma Revenue	¥ 1,821,657	¥ 1,474,996
Pro forma net income/(loss)	¥ (39,955)	¥ 18,481